INVESTMENTS - Alternative Investment Funds (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investments in Alternative Investment Funds
Alternative investment funds, fair value	$ 970,000,000	$ 1,839,000,000
Alternative investment funds, unfunded commitments	229,000,000	206,000,000
Amount of fund assets valued using net asset values provided by third party asset managers which is included in the total fair value amount of alternative investment funds	800,000,000	1,600,000,000
Hedge funds
Investments in Alternative Investment Funds
Alternative investment funds, fair value	8,000,000	751,000,000
Alternative investment funds, unfunded commitments	0	0
Alternative investment funds, redemption frequency (if currently eligible)	Generally quarterly
Hedge funds | Minimum
Investments in Alternative Investment Funds
Alternative investment funds, redemption notice period	10 days
Hedge funds | Maximum
Investments in Alternative Investment Funds
Alternative investment funds, redemption notice period	95 days
Private equity funds
Investments in Alternative Investment Funds
Alternative investment funds, fair value	796,000,000	794,000,000
Alternative investment funds, unfunded commitments	205,000,000	170,000,000
Real estate funds
Investments in Alternative Investment Funds
Alternative investment funds, fair value	166,000,000	294,000,000
Alternative investment funds, unfunded commitments	$ 24,000,000	$ 36,000,000